Annual Total Returns [BarChart] - Treasury Money Market Trust - None or same as Fund Name	Oct. 01, 2021
Bar Chart Table:
2011*	none
2012*	none
2013*	none
2014*	none
Annual Return 2015	none
Annual Return 2016	none
2017	0.48%
2018	1.51%
2019	1.85%
2020	0.29%